SCHEDULE OF INVESTMENTS

Ivy Mid Cap Income Opportunities Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Consumer Electronics – 2.8%
Garmin Ltd.	285	$34,090

Home Furnishings – 2.3%
Leggett & Platt, Inc.	621	27,494

Hotels, Resorts & Cruise Lines – 3.2%
Wyndham Destinations, Inc.	866	38,834

Leisure Products – 5.5%
Hasbro, Inc.	356	33,295
Polaris, Inc.	353	33,626
		66,921

Restaurants – 2.6%
Cracker Barrel Old Country Store, Inc.	241	31,848

Specialized Consumer Services – 2.8%
Service Corp. International	705	34,639

Specialty Stores – 2.7%
Tractor Supply Co.	238	33,425

Total Consumer Discretionary - 21.9%		267,251

Consumer Staples

Household Products – 2.8%
Clorox Co. (The)	171	34,565

Total Consumer Staples - 2.8%		34,565

Energy

Oil & Gas Storage & Transportation – 1.6%
Rattler Midstream L.P.	2,058	19,515

Total Energy - 1.6%		19,515

Financials

Asset Management & Custody Banks – 5.4%
Ares Management Corp., Class A	692	32,565
Northern Trust Corp.	359	33,409
		65,974

Consumer Finance – 3.2%
Discover Financial Services	431	39,041

Insurance Brokers – 2.9%
Arthur J. Gallagher & Co.	284	35,073

Property & Casualty Insurance – 2.8%
First American Financial Corp.	666	34,386

Regional Banks – 5.8%
Glacier Bancorp, Inc.	806	37,090
Umpqua Holdings Corp.	2,285	34,590
		71,680
Total Financials - 20.1%		246,154

Health Care

Health Care Facilities – 2.8%
Encompass Health Corp.	415	34,308

Health Care Services – 2.6%
Quest Diagnostics, Inc.	263	31,366

Total Health Care - 5.4%		65,674

Health Care Services

Industrials

Air Freight & Logistics – 2.8%
C.H. Robinson Worldwide, Inc.	362	33,998

Electrical Components & Equipment – 5.5%
nVent Electric plc	1,453	33,848
Rockwell Automation, Inc.	131	32,836
		66,684

Industrial Machinery – 5.6%
Snap-on, Inc.	197	33,749
Stanley Black & Decker, Inc.	197	35,109
		68,858
Total Industrials - 13.9%		169,540

Information Technology

Data Processing & Outsourced Services – 5.8%
Broadridge Financial Solutions, Inc.	235	36,056
Paychex, Inc.	369	34,422
		70,478

Electronic Equipment & Instruments – 3.0%
National Instruments Corp.	846	37,179

Electronic Manufacturing Services – 2.9%
TE Connectivity Ltd.	290	35,088

Semiconductors – 2.9%
Microchip Technology, Inc.	255	35,195

Total Information Technology - 14.6%		177,940

Materials

Fertilizers & Agricultural Chemicals – 2.8%
Scotts Miracle-Gro Co. (The)	170	33,839

Paper Packaging – 8.3%
Avery Dennison Corp.	211	32,682
Packaging Corp. of America	259	35,775
Sonoco Products Co.	553	32,750
		101,207

Specialty Chemicals – 2.7%
RPM International, Inc.	365	33,147

Total Materials - 13.8%		168,193

Real Estate

Residential REITs – 2.7%
American Campus Communities, Inc.	775	33,162

Total Real Estate - 2.7%		33,162

TOTAL COMMON STOCKS – 96.8%		$1,181,994
(Cost: $914,271)

SHORT-TERM SECURITIES

Money Market Funds(A) - 2.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	34,963	34,963

TOTAL SHORT-TERM SECURITIES – 2.9%		$34,963
(Cost: $34,963)

TOTAL INVESTMENT SECURITIES – 99.7%		$1,216,957
(Cost: $949,234)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		3,757

NET ASSETS – 100.0%		$1,220,714

Notes to Schedule of Investments

(A)Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,181,994	$—	$—
Short-Term Securities	34,963	—	—
Total	$1,216,957	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$949,234

Gross unrealized appreciation	280,606

Gross unrealized depreciation	(12,883)

Net unrealized appreciation	$267,723